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Annual Report

May 31, 2002

Merrill Lynch
International Fund

www.mlim.ml.com

                           MERRILL LYNCH INTERNATIONAL FUND

Portfolio Information
(unaudited)

As of May 31, 2002

                                                                    Percent of
Ten Largest Holdings                                                Net Assets
--------------------------------------------------------------------------------
BP Amoco PLC ................................................          2.4%
TotalFinaElf SA .............................................          2.3
GlaxoSmithKline PLC .........................................          1.8
Banco Santander Central Hispano SA ..........................          1.6
Nokia Oyj 'A' ...............................................          1.6
Nestle SA (Registered Shares) ...............................          1.6
Vodafone Group PLC ..........................................          1.5
Telefonica SA ...............................................          1.4
Credit Suisse Group .........................................          1.3
Unicredito Italiano SpA .....................................          1.2
--------------------------------------------------------------------------------

                                                                    Percent of
Five Largest Industries                                             Net Assets
--------------------------------------------------------------------------------
Banks .......................................................         15.9%
Oil & Gas ...................................................          8.2
Pharmaceuticals .............................................          6.6
Diversified Financials ......................................          4.7
Media .......................................................          4.0
--------------------------------------------------------------------------------

                                                                    Percent of
Ten Largest Countries                                               Net Assets
--------------------------------------------------------------------------------
Japan .......................................................         23.6%
United Kingdom ..............................................         18.3
France ......................................................         10.1
Switzerland .................................................          6.0
Germany .....................................................          5.0
Finland .....................................................          4.4
Netherlands .................................................          4.4
Spain .......................................................          4.2
Australia ...................................................          3.9
Italy .......................................................          3.0
--------------------------------------------------------------------------------

                                  Merrill Lynch International Fund, May 31, 2002

DEAR SHAREHOLDER

Effective May 1, 2002, the name of the Fund was changed to Merrill Lynch International Fund. In connection with the name change, the Fund implemented the Merrill Lynch Select Pricing(SM) System. Under this system, Class A Shares of the Fund have become Class D Shares and Class I Shares of the Fund have become Class A Shares. Class B and Class C Shares will keep their share designations. All sales charges and 12b-1 fees applicable to each class also will remain the same, including any applicable contingent deferred sales charges. The Fund's investment objective has remained the same: to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.

Fiscal Year in Review

The Fund's fiscal year ended May 31, 2002 was a poor period for returns in international stock markets as the Morgan Stanley Capital International World (Ex-US) Index posted a return of -9.43% (in US dollar terms). Following the terrorist attacks on September 11, 2001, the Index retreated to levels first seen in early 1994. Merrill Lynch International Fund's Class A, Class B, Class C and Class D Shares had total returns of -10.35%, -11.24%, -11.24% and -10.49%, respectively for the same 12-month period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4-6 of this report to shareholders.)

Financial markets worldwide were greatly affected by the terrible events of September 11. However, in retrospect, it appears that the devastation caused by the tragedy forced policy makers to adopt highly stimulatory economic policies to offset the massive loss of output and confidence that occurred. Most markets bottomed on September 21, just one week after the US financial markets reopened. Until September 11, the markets had continued the downward trend that began in March 2000, as economic and earnings prospects around the world steadily deteriorated when the technology bubble burst, leaving a trail of financial destruction and loss in its wake.

The Federal Reserve Board lowered interest rates, and US fiscal policy was loosened significantly in an effort to keep the US economy afloat. Markets rallied sharply in October and November 2001, led by the technology and telecommunications sectors, which were the worst performing sectors until September. From there, market indexes traded sideways but this masked a continuing trend of new economic sector underperformance and outperformance by old economic sectors such as paper, banks, food and tobacco.

Since October 2001, emerging markets, especially in Asia, led the international equity market rally. South Korea, in particular, doubled from September 30, 2001 until May 31, 2002 (in US dollar terms). The improvement in expectations in the global economy since September combined with a dramatic improvement in the domestic economy and financial sectors. In general, Asian markets are presently valued more attractively than developed markets and have higher profitability and better growth prospects. Global investors have ignored these markets since the Asian crisis of 1998 but are currently rediscovering their attractions.

The impact of currency changes on the value of the Fund has been very detrimental in recent years, as the US dollar appreciated against all other major currencies. However, 2002 appears to be a turning point in the currency markets. Both US and overseas investors have reduced their holdings of US assets where both equities and corporate bonds delivered very poor returns, and have begun considering the attractions of other worldwide markets. As the US dollar falls, the dollar value of investments in international markets increases and this should be reflected positively in the value of the Fund.

For the year ended May 31, 2002, but mainly since September 2001, we reduced the Fund's scale of exposure to European markets and added to the Fund's position in emerging markets, particularly in Asia, but principally in South Korea, Taiwan and Thailand. Our weighting in Japan fluctuated during the year, finishing little changed, but this masks our reduction throughout the second half of 2001 as expectations of meaningful reform in Japan's economy were consistently disappointing. Since February 2002, when the Japanese market fell to levels first seen in 1983, we raised the Fund's exposure on the basis that the market had become too inexpensive even without economic reforms. At the macroeconomic level, this may be realistic, but on a company level, recent results showed that an increasing number of companies are giving greater attention to costs and considerations of shareholder value.

In Conclusion

We continue to manage the Fund in a manner that provides a relatively low volatility exposure to international equities, while at the same time seeking to deliver attractive returns. We believe that after 12 years of underperforming the US stock market, international equity markets are poised to generate better returns for US investors. Investors' lack of confidence in US equities, continued high valuations and various accounting and market scandals seem to indicate that a new bull market in US stocks is unlikely for some time. Meanwhile, overseas markets, particularly in the Pacific Basin, which have been forgotten for the last few years, are trading at a historically low level, and with relatively appealing valuations. In addition, the movement of the US dollar appears to offer the prospect of currency gains as well. A period of better relative performance from international equities seems likely to us in the coming months.

We thank you for your interest in Merrill Lynch International Fund, and we look forward to reviewing our investment strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Jeremy Beckwith

Jeremy Beckwith
Vice President and Portfolio Manager

July 9, 2002


                                     2 & 3

                                  Merrill Lynch International Fund, May 31, 2002

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives.

o Class A Shares incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                             6-Month           12-Month         Since Inception
As of May 31, 2002                        Total Return       Total Return        Total Return
===============================================================================================
ML International Fund Class A Shares          +2.41%            -10.35%              - 8.34%
-----------------------------------------------------------------------------------------------
ML International Fund Class B Shares          +1.97             -11.24               -11.63
-----------------------------------------------------------------------------------------------
ML International Fund Class C Shares          +1.97             -11.24               -11.62
-----------------------------------------------------------------------------------------------
ML International Fund Class D Shares          +2.42             -10.49               - 9.08
===============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.

Class A and Class B Shares

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A, Class B, Class C & Class D Shares compared to growth of an investment in the MSCI EAFE Index. Beginning and ending values are:

                           10/30/98**      5/99      5/00     5/01      5/02
ML International

Fund+--Class A Shares*      $ 9,475      $ 9,873   $11,945   $ 9,686   $8,695
ML International
Fund+--Class B Shares*      $10,000      $10,360   $12,399   $ 9,659   $8,589
ML International
Fund+--Class C Shares*      $10,000      $10,360   $12,399   $ 9,956   $8,838
ML International
Fund+--Class D Shares*      $ 9,475      $ 9,854   $11,901   $ 9,624   $8,614
MSCI EAFE Index++           $10,000      $10,934   $12,808   $10,572   $9,557

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Mercury Master International Portfolio. The Portfolio invests primarily in stocks of companies located outside of the United States that its management believes are undervalued or have good prospects for earnings growth.
++ This unmanaged broad-based Index measures the total returns of developed foreign stock markets in Europe, Asia and the Far East.

      Past performance is not predictive of future performance.

Class A and Class B Shares

Average Annual Total Return

                                          % Return Without     % Return With
                                            Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/02                         -7.50%             -12.35%
--------------------------------------------------------------------------------
Inception (10/30/98) through 3/31/02           -2.85              - 4.37
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                               % Return          % Return
                                             Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/02                          -8.37%           -12.04%
--------------------------------------------------------------------------------
Inception (10/30/98) through 3/31/02            -3.82            - 4.62
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.


                                     4 & 5

                                  Merrill Lynch International Fund, May 31, 2002

PERFORMANCE DATA (concluded)

Class C and Class D Shares

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A, Class B, Class C & Class D Shares compared to growth of an investment in the MSCI EAFE Index. Beginning and ending values are:

                           10/30/98**      5/99      5/00     5/01      5/02
ML International

Fund+--Class A Shares*      $ 9,475      $ 9,873   $11,945   $ 9,686   $8,695
ML International
Fund+--Class B Shares*      $10,000      $10,360   $12,399   $ 9,659   $8,589
ML International
Fund+--Class C Shares*      $10,000      $10,360   $12,399   $ 9,956   $8,838
ML International
Fund+--Class D Shares*      $ 9,475      $ 9,854   $11,901   $ 9,624   $8,614
MSCI EAFE Index++           $10,000      $10,934   $12,808   $10,572   $9,557

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Mercury Master International Portfolio. The Portfolio invests primarily in stocks of companies located outside of the United States that its management believes are undervalued or have good prospects for earnings growth.
++ This unmanaged broad-based Index measures the total returns of developed foreign stock markets in Europe, Asia and the Far East.

      Past performance is not predictive of future performance.

Class C and Class D Shares

Average Annual Total Return

                                                     % Return        % Return
                                                   Without CDSC    With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/02                                -8.48%          -9.40%
--------------------------------------------------------------------------------
Inception (10/30/98) through 3/31/02                  -3.86           -3.86
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                           % Return Without     % Return With
                                             Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 3/31/02                          -7.63%            -12.48%
--------------------------------------------------------------------------------
Inception (10/30/98) through 3/31/02            -3.08             - 4.60
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
FUND           As of May 31, 2002
================================================================================================================================
Assets:        Investment in Mercury Master International Portfolio, at value
               (identified cost--$219,454,187) .................................................                   $ 229,125,543
               Prepaid registration fees .......................................................                          52,261
                                                                                                                   -------------
               Total assets ....................................................................                     229,177,804
                                                                                                                   -------------
================================================================================================================================
Liabilities:   Payables:
                 Distributor ...................................................................   $     153,435
                 Administrator .................................................................          44,421         197,856
                                                                                                   -------------
               Accrued expenses ................................................................                         353,017
                                                                                                                   -------------
               Total liabilities ...............................................................                         550,873
                                                                                                                   -------------
================================================================================================================================
Net Assets:    Net assets ......................................................................                   $ 228,626,931
                                                                                                                   =============
================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized .                   $         298
Consist of:    Class B Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized .                           1,358
               Class C Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized .                             687
               Class D Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized .                             400
               Paid-in capital in excess of par ................................................                     320,282,228
               Accumulated investment loss--net ................................................   $    (107,537)
               Accumulated realized capital losses on investments and foreign currency
               transactions from the Portfolio--net ............................................    (101,221,859)
               Unrealized appreciation on investments and foreign currency transactions from
               the Portfolio--net ..............................................................       9,671,356
                                                                                                   -------------
               Total accumulated losses--net ...................................................                     (91,658,040)
                                                                                                                   -------------
               Net assets ......................................................................                   $ 228,626,931
                                                                                                                   =============
================================================================================================================================
Net Asset      Class A--Based on net assets of $25,281,458 and 2,976,407 shares outstanding ....                   $        8.49
Value:                                                                                                             =============
               Class B--Based on net assets of $112,585,527 and 13,579,957 shares outstanding ..                   $        8.29
                                                                                                                   =============
               Class C--Based on net assets of $56,944,725 and 6,869,346 shares outstanding ....                   $        8.29
                                                                                                                   =============
               Class D--Based on net assets of $33,815,221 and 4,002,650 shares outstanding ....                   $        8.45
                                                                                                                   =============
================================================================================================================================

See Notes to Financial Statements.


                                     6 & 7

                                  Merrill Lynch International Fund, May 31, 2002

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
FUND                For the Year Ended May 31, 2002
==================================================================================================================
Investment Income   Net investment income allocated from the Portfolio:
From the              Dividends (net of $620,114 foreign withholding tax) .........                   $  4,877,987
Portfolio--Net:       Interest ....................................................                        145,317
                      Securities lending--net .....................................                         39,238
                      Expenses ....................................................                     (2,562,277)
                                                                                                      ------------
                    Net investment income from the Portfolio ......................                      2,500,265
                                                                                                      ------------
==================================================================================================================
Expenses:           Account maintenance and distribution fees--Class B ............   $  1,289,237
                    Account maintenance and distribution fees--Class C ............        767,230
                    Administration fees ...........................................        681,718
                    Transfer agent fees--Class B ..................................        491,159
                    Transfer agent fees--Class C ..................................        293,540
                    Transfer agent fees--Class D ..................................        120,313
                    Transfer agent fees--Class A ..................................        112,716
                    Printing and shareholder reports ..............................         89,217
                    Account maintenance fees--Class D .............................         85,859
                    Registration fees .............................................         49,955
                    Professional fees .............................................         51,327
                    Other .........................................................          9,063
                                                                                      ------------
                    Total expenses ................................................                      4,041,334
                                                                                                      ------------
                    Investment loss--net ..........................................                     (1,541,069)
                                                                                                      ------------
==================================================================================================================
Realized & Unreal-  Realized gain (loss) from the Portfolio on:
ized Gain (Loss)      Investments--net ............................................    (49,700,781)
From the              Foreign currency transactions--net ..........................      1,225,956     (48,474,825)
Portfolio--Net:                                                                       ------------
                    Change in unrealized appreciation on investments and foreign
                    currency transactions from the Portfolio--net .................                      9,319,851
                                                                                                      ------------
                    Total realized and unrealized loss from the Portfolio--net ....                    (39,154,974)
                                                                                                      ------------
                    Net Decrease in Net Assets Resulting from Operations ..........                   $(40,696,043)
                                                                                                      ============
==================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Year Ended
MERRILL LYNCH                                                                                            May 31,
INTERNATIONAL                                                                                ------------------------------
FUND               Decrease in Net Assets:                                                        2002             2001
===========================================================================================================================
Operations:        Investment loss--net ..................................................   $  (1,541,069)   $  (2,982,090)
                   Realized loss on investments and foreign currency transactions from
                   the Portfolio--net ....................................................     (48,474,825)     (48,951,699)
                   Change in unrealized appreciation/depreciation on investments and
                   foreign currency transactions from the Portfolio--net .................       9,319,851      (47,916,250)
                                                                                             -------------    -------------
                   Net decrease in net assets resulting from operations ..................     (40,696,043)     (99,850,039)
                                                                                             -------------    -------------
===========================================================================================================================
Distributions to   Realized gain on investments from the Portfolio--net:
Shareholders:        Class A .............................................................              --       (3,361,067)
                     Class B .............................................................              --      (10,146,005)
                     Class C .............................................................              --       (7,993,583)
                     Class D .............................................................              --       (2,730,520)
                   In excess of realized gain on investments from the Portfolio--net:
                     Class A .............................................................              --         (324,267)
                     Class B .............................................................              --         (978,860)
                     Class C .............................................................              --         (771,199)
                     Class D .............................................................              --         (263,433)
                                                                                             -------------    -------------
                   Net decrease in net assets resulting from distributions to shareholders              --      (26,568,934)
                                                                                             -------------    -------------
===========================================================================================================================
Capital Share      Net decrease in net assets derived from capital share transactions ....     (96,847,000)     (41,436,787)
Transactions:                                                                                -------------    -------------
===========================================================================================================================
Net Assets:        Total decrease in net assets ..........................................    (137,543,043)    (167,855,760)
                   Beginning of year .....................................................     366,169,974      534,025,734
                                                                                             -------------    -------------
                   End of year* ..........................................................   $ 228,626,931    $ 366,169,974
                                                                                             =============    =============
===========================================================================================================================
                  *Accumulated investment loss--net ......................................   $    (107,537)   $    (939,312)
                                                                                             =============    =============
===========================================================================================================================

See Notes to Financial Statements.


                                     8 & 9

                                  Merrill Lynch International Fund, May 31, 2002

FINANCIAL HIGHLIGHTS

                                                                                                    Class A@@
MERRILL LYNCH                                                                  --------------------------------------------------
INTERNATIONAL                                                                                                            For the
FUND                                                                                                                     Period
                   The following per share data and ratios have been derived                 For the                     Oct. 30,
                   from information provided in the financial statements.                Year Ended May 31,              1998+ to
                                                                               ------------------------------------       May 31,
                   Increase (Decrease) in Net Asset Value:                       2002          2001          2000          1999
=================================================================================================================================
Per Share          Net asset value, beginning of period ....................   $   9.47      $  12.34      $  10.42      $  10.00
Operating                                                                      --------      --------      --------      --------
Performance:       Investment income--net ..................................        .02**         .02**         .04**         .06
                   Realized and unrealized gain (loss) on investments and
                   foreign  currency transactions from the Portfolio--net ..      (1.00)        (2.25)         2.16           .36
                                                                               --------      --------      --------      --------
                   Total from investment operations ........................       (.98)        (2.23)         2.20           .42
                                                                               --------      --------      --------      --------
                   Less dividends and distributions:
                     In excess of investment income--net ...................         --            --          (.10)           --
                     Realized gain on investments from the Portfolio--net ..         --          (.59)         (.18)           --
                     In excess of realized gain on investments from the
                     Portfolio--net ........................................         --          (.05)           --            --
                                                                               --------      --------      --------      --------
                   Total dividends and distributions .......................         --          (.64)         (.28)           --
                                                                               --------      --------      --------      --------
                   Net asset value, end of period ..........................   $   8.49      $   9.47      $  12.34      $  10.42
                                                                               ========      ========      ========      ========
=================================================================================================================================
Total Investment   Based on net asset value per share ......................    (10.35%)      (18.91%)       20.99%         4.20%@
Return:***                                                                     ========      ========      ========      ========
=================================================================================================================================
Ratios to Average  Expenses++ ..............................................      1.61%         1.41%         1.24%         1.56%*
Net Assets:                                                                    ========      ========      ========      ========
                   Investment income--net ..................................       .22%          .15%          .33%         1.21%*
                                                                               ========      ========      ========      ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................   $ 25,281      $ 46,569      $ 69,325      $ 33,958
Data:                                                                          ========      ========      ========      ========
=================================================================================================================================

                                                                                                      Class B
                                                                               --------------------------------------------------
                                                                                                                         For the
                                                                                                                         Period
                   The following per share data and ratios have been derived                 For the                     Oct. 30,
                   from information provided in the financial statements.                Year Ended May 31,              1998+ to
                                                                               ------------------------------------       May 31,
                   Increase (Decrease) in Net Asset Value:                       2002          2001          2000          1999
=================================================================================================================================
Per Share          Net asset value, beginning of period ....................   $   9.34      $  12.24      $  10.36      $  10.00
Operating                                                                      --------      --------      --------      --------
Performance:       Investment income (loss)--net ...........................       (.06)**       (.10)**       (.09)**        .01
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions from the Portfolio--net ...       (.99)        (2.21)         2.14           .35
                                                                               --------      --------      --------      --------
                   Total from investment operations ........................      (1.05)        (2.31)         2.05           .36
                                                                               --------      --------      --------      --------
                   Less distributions:
                     Realized gain on investments from the Portfolio--net ..         --          (.54)         (.17)           --
                     In excess of realized gain on investments from the
                     Portfolio--net ........................................         --          (.05)           --            --
                                                                               --------      --------      --------      --------
                   Total distributions .....................................         --          (.59)         (.17)           --
                                                                               --------      --------      --------      --------
                   Net asset value, end of period ..........................   $   8.29      $   9.34      $  12.24      $  10.36
                                                                               ========      ========      ========      ========
=================================================================================================================================
Total Investment   Based on net asset value per share ......................    (11.24%)      (19.69%)       19.68%         3.60%@
Return:***                                                                     ========      ========      ========      ========
=================================================================================================================================
Ratios to Average  Expenses++ ..............................................      2.64%         2.44%         2.26%         2.55%*
Net Assets:                                                                    ========      ========      ========      ========
                   Investment income (loss)--net ...........................      (.77%)        (.85%)        (.74%)         .12%*
                                                                               ========      ========      ========      ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................   $112,586      $167,788      $224,759      $142,434
Data:                                                                          ========      ========      ========      ========
=================================================================================================================================

                                                                                                      Class C
                                                                               --------------------------------------------------
                                                                                                                         For the
                                                                                                                         Period
                   The following per share data and ratios have been derived                 For the                     Oct. 30,
                   from information provided in the financial statements.                Year Ended May 31,              1998+ to
                                                                               ------------------------------------       May 31,
                   Increase (Decrease) in Net Asset Value:                       2002          2001          2000          1999
=================================================================================================================================
Per Share          Net asset value, beginning of period ....................   $   9.34      $  12.24      $  10.36      $  10.00
Operating                                                                      --------      --------      --------      --------
Performance:       Investment income (loss)--net ...........................       (.07)**       (.10)**       (.09)**        .01
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions from the Portfolio--net ...       (.98)        (2.21)         2.14           .35
                                                                               --------      --------      --------      --------
                   Total from investment operations ........................      (1.05)        (2.31)         2.05           .36
                                                                               --------      --------      --------      --------
                   Less distributions:
                     Realized gain on investments from the Portfolio--net ..         --          (.54)         (.17)           --
                     In excess of realized gain on investments from the
                     Portfolio--net ........................................         --          (.05)           --            --
                                                                               --------      --------      --------      --------
                   Total distributions .....................................         --          (.59)         (.17)           --
                                                                               --------      --------      --------      --------
                   Net asset value, end of period ..........................   $   8.29      $   9.34      $  12.24      $  10.36
                                                                               ========      ========      ========      ========
=================================================================================================================================
Total Investment   Based on net asset value per share ......................    (11.24%)      (19.70%)       19.68%         3.60%@
Return:***                                                                     ========      ========      ========      ========
=================================================================================================================================
Ratios to Average  Expenses++ ..............................................      2.64%         2.43%         2.26%         2.56%*
Net Assets:                                                                    ========      ========      ========      ========
                   Investment income (loss)--net ...........................      (.83%)        (.88%)        (.73%)         .14%*
                                                                               ========      ========      ========      ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................   $ 56,945      $109,170      $179,843      $109,047
Data:                                                                          ========      ========      ========      ========
=================================================================================================================================

  *    Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.
 @@   Prior to May 1, 2002, Class A Shares were designated Class I Shares.

      See Notes to Financial Statements.


                                    10 & 11

                                  Merrill Lynch International Fund, May 31, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                      Class D@@
MERRILL LYNCH                                                                  --------------------------------------------------
INTERNATIONAL                                                                                                            For the
FUND                                                                                                                     Period
                   The following per share data and ratios have been derived                 For the                     Oct. 30,
                   from information provided in the financial statements.                Year Ended May 31,              1998++ to
                                                                               ------------------------------------       May 31,
                   Increase (Decrease) in Net Asset Value:                       2002          2001          2000          1999
=================================================================================================================================
Per Share          Net asset value, beginning of period ....................   $   9.44      $  12.32      $  10.40      $  10.00
Operating                                                                      --------      --------      --------      --------
Performance:       Investment income (loss)--net ...........................         --**+       (.01)**       (.01)**        .05
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions from the Portfolio--net ...       (.99)        (2.24)         2.18           .35
                                                                               --------      --------      --------      --------
                   Total from investment operations ........................       (.99)        (2.25)         2.17           .40
                                                                               --------      --------      --------      --------
                   Less dividends and distributions:
                     In excess of investment income--net ...................         --            --          (.07)           --
                     Realized gain on investments from the Portfolio--net ..         --          (.57)         (.18)           --
                     In excess of realized gain on investments from the
                     Portfolio--net ........................................         --          (.06)           --            --
                                                                               --------      --------      --------      --------
                   Total dividends and distributions .......................         --          (.63)         (.25)           --
                                                                               --------      --------      --------      --------
                   Net asset value, end of period ..........................   $   8.45      $   9.44      $  12.32      $  10.40
                                                                               ========      ========      ========      ========
=================================================================================================================================
Total Investment   Based on net asset value per share ......................    (10.49%)      (19.13%)       20.77%         4.00%@
Return:***                                                                     ========      ========      ========      ========
=================================================================================================================================
Ratios to Average  Expenses+++ .............................................      1.87%         1.66%         1.49%         1.82%*
Net Assets:                                                                    ========      ========      ========      ========
                   Investment income (loss)--net ...........................       .06%         (.07%)        (.08%)         .96%*
                                                                               ========      ========      ========      ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................   $ 33,815      $ 42,643      $ 60,099      $ 59,373
Data:                                                                          ========      ========      ========      ========
=================================================================================================================================

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Amount is less than $.01 per share.
 ++   Commencement of operations.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.
 @@   Prior to May 1, 2002, Class D Shares were designated Class A Shares.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
FUND

1. Significant Accounting Policies:

Merrill Lynch International Fund (the "Fund") (formerly Mercury International
Fund) is a series of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master International Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Portfolio owned by the Fund at May 31, 2002 was approximately 100%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized gains are due primarily to differing tax treatments for foreign currency transactions.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $1,345,686 have been reclassified between accumulated net realized capital losses and accumulated net investment loss and $1,027,158 have been reclassified between paid-in capital in excess of par and accumulated net investment loss. These


                                     12 & 13

                                  Merrill Lynch International Fund, May 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
INTERNATIONAL
FUND

reclassifications have no effect on net assets or net asset value per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account        Distribution
                                              Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ..................................         .25%               .75%
Class C ..................................         .25%               .75%
Class D ..................................         .25%                --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" ), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended May 31, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                       FAMD             MLPF&S
--------------------------------------------------------------------------------
Class D ...................................            $4                $81
--------------------------------------------------------------------------------

For the year ended May 31, 2002, MLPF&S received contingent deferred sales charges of $704,000 and $24,968 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the year ended May 31, 2002 were $60,775,707 and $161,715,004, respectively.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $96,847,000 and $41,436,787 for the years ended May 31, 2002 and May 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended May 31, 2002+                                    Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................      579,052    $  4,736,226
Shares redeemed ..................................   (2,519,981)    (20,989,256)
                                                    -----------    ------------
Net decrease .....................................   (1,940,929)   $(16,253,030)
                                                    ===========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended May 31, 2001+                                    Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    1,702,289    $ 19,178,056
Shares issued to shareholders in
reinvestment of distributions ....................      283,129       3,222,011
                                                    -----------    ------------
Total issued .....................................    1,985,418      22,400,067
Shares redeemed ..................................   (2,686,741)    (28,482,251)
                                                    -----------    ------------
Net decrease .....................................     (701,323)   $ (6,082,184)
                                                    ===========    ============
--------------------------------------------------------------------------------

+ Prior to May 1, 2002, Class A Shares were designated Class I Shares.

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended May 31, 2002                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    2,427,247    $ 19,796,963
Automatic conversion of shares ...................      (11,108)        (83,383)
Shares redeemed ..................................   (6,800,460)    (55,592,850)
                                                    -----------    ------------
Net decrease .....................................   (4,384,321)   $(35,879,270)
                                                    ===========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended May 31, 2001                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    3,908,978    $ 42,473,171
Shares issued to shareholders in
reinvestment of distributions ....................      845,164       9,567,258
                                                    -----------    ------------
Total issued .....................................    4,754,142      52,040,429
Automatic conversion of shares ...................       (2,808)        (29,421)
Shares redeemed ..................................   (5,143,370)    (53,160,971)
                                                    -----------    ------------
Net decrease .....................................     (392,036)   $ (1,149,963)
                                                    ===========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended May 31, 2002                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    1,822,482    $ 15,260,808
Shares redeemed ..................................   (6,641,951)    (54,779,696)
                                                    -----------    ------------
Net decrease .....................................   (4,819,469)   $(39,518,888)
                                                    ===========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended May 31, 2001                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    1,689,190    $ 18,628,390
Shares issued to shareholders in
reinvestment of distributions ....................      681,204       7,711,228
                                                    -----------    ------------
Shares sold ......................................    2,370,394      26,339,618
Shares redeemed ..................................   (5,369,875)    (55,955,513)
                                                    -----------    ------------
Net decrease .....................................   (2,999,481)   $(29,615,895)
                                                    ===========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended May 31, 2002++                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    8,683,035    $ 73,606,641
Automatic conversion of shares ...................       10,956          83,383
                                                    -----------    ------------
Total issued .....................................    8,693,991      73,690,024
Shares redeemed ..................................   (9,207,597)    (78,885,836)
                                                    -----------    ------------
Net decrease .....................................     (513,606)   $ (5,195,812)
                                                    ===========    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended May 31, 2001++                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    4,419,681    $ 44,313,271
Automatic conversion of shares ...................        2,789          29,421
Shares issued to shareholders in
reinvestment of distributions ....................      235,263       2,674,941
                                                    -----------    ------------
Total issued .....................................    4,657,733      47,017,633
Shares redeemed ..................................   (5,021,235)    (51,606,378)
                                                    -----------    ------------
Net decrease .....................................     (363,502)   $ (4,588,745)
                                                    ===========    ============
--------------------------------------------------------------------------------

++    Prior to May 1, 2002, Class D Shares were designated Class A Shares.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended May 31, 2002 and May 31, 2001 was as follows:

--------------------------------------------------------------------------------
                                                      5/31/2002       5/31/2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..........................                 --      $21,832,607
  Net long-term capital gains ..............                 --        4,736,327
                                                     ----------      -----------
Total taxable distributions ................                 --      $26,568,934
                                                     ==========      ===========
--------------------------------------------------------------------------------

As of May 31, 2002, the components of accumulated losses on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net ........................        $         --
Undistributed long-term capital gains--net ................                  --
                                                                   ------------
Total undistributed earnings--net .........................                  --
Capital loss carryforward .................................         (78,582,562)
Unrealized losses--net ....................................         (13,075,478)
                                                                   ------------
Total accumulated losses--net .............................        $(91,658,040)
                                                                   ============
--------------------------------------------------------------------------------

 * On May 31, 2002, the Fund had a net capital loss carryforward of approximately $78,582,562, of which $1,667,428 expires in 2009 and $76,915,134 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and forward foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the deferral of post-October capital losses for tax purposes.


                                    14 & 15

                                  Merrill Lynch International Fund, May 31, 2002

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch International Fund
(One of the Series constituting Mercury Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Fund (formerly Mercury International Fund) as of May 31, 2002, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Fund as of May 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
July 12, 2002

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                  Mercury Master International Portfolio
                  ==============================================================================================================
                                               Shares                                                                 Percent of
EUROPE            Industries                    Held                      Investments                        Value    Net Assets
================================================================================================================================
Finland           Communications Equipment    258,000   Nokia Oyj 'A'                                   $  3,688,056        1.6%
                  --------------------------------------------------------------------------------------------------------------
                  Diversified                 203,074  +Sonera Oyj                                           757,031        0.3
                  Telecommunication Services
                  --------------------------------------------------------------------------------------------------------------
                  Machinery                    27,000   Kone Corporation 'B'                                 807,235        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Metals & Mining               6,204   AvestaPolarit Oyj                                     30,431        0.0
                                               72,000   Outokumpu Oyj                                        791,763        0.3
                                                                                                        ------------      -----
                                                                                                             822,194        0.3
                  --------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products     160,000   Stora Enso Oyj 'R'                                 2,332,013        1.0
                                               45,000   UPM-Kymmene Oyj                                    1,757,418        0.8
                                                                                                        ------------      -----
                                                                                                           4,089,431        1.8
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Finland                      10,163,947        4.4
================================================================================================================================
France            Auto Components              39,000   Compagnie Generale des Etablissements
                                                        Michelin 'B'                                       1,523,096        0.7
                  --------------------------------------------------------------------------------------------------------------
                  Automobiles                  32,000   PSA Peugeot Citroen                                1,689,214        0.7
                  --------------------------------------------------------------------------------------------------------------
                  Banks                        38,000   Societe Generale 'A'                               2,582,872        1.1
                  --------------------------------------------------------------------------------------------------------------
                  Beverages                    10,800   Pernod Ricard                                        970,196        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Building Products             9,700   Compagnie de Saint Gobain                          1,721,915        0.8
                  --------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Service    6,000   Compagnie Francaise d'Etudes et de
                                                        Construction (Technip SA)                            725,951        0.3
                  --------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &
                  Leisure                   1,200,000  +Euro Disney SCA                                      885,716        0.4
                  --------------------------------------------------------------------------------------------------------------
                  IT Consulting & Services     19,000   Cap Gemini SA                                        935,515        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Media                        36,000   Societe Television Francaise 1                     1,103,221        0.5
                                               81,000   Vivendi Universal SA                               2,542,791        1.1
                                                                                                        ------------      -----
                                                                                                           3,646,012        1.6
                  --------------------------------------------------------------------------------------------------------------
                  Multi-Utilities &
                  Unregulated Power            51,500   Suez SA                                            1,463,702        0.7
                  --------------------------------------------------------------------------------------------------------------
                  Oil & Gas                    34,000   TotalFinaElf SA                                    5,301,779        2.3
                  --------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals              23,000   Aventis SA                                         1,600,923        0.7
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in France                       23,046,891       10.1
================================================================================================================================
Germany           Banks                        18,000   Deutsche Bank AG (Registered Shares)               1,284,849        0.6
                  --------------------------------------------------------------------------------------------------------------
                  Chemicals                    19,000   Henkel KGaA                                        1,224,867        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Diversified Financials       11,200   Marschollek, Lautenschlaeger und Partner AG          449,959        0.2
                  --------------------------------------------------------------------------------------------------------------
                  Diversified                 155,000   Deutsche Telekom AG (Registered Shares)            1,718,972        0.8
                  Telecommunication Services
                  --------------------------------------------------------------------------------------------------------------


                                    16 & 17

                                  Merrill Lynch International Fund, May 31, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                  Mercury Master International Portfolio (continued)
                  ==============================================================================================================
EUROPE                                         Shares                                                                 Percent of
(continued)       Industries                    Held                      Investments                        Value    Net Assets
================================================================================================================================
Germany           Industrial Conglomerates     16,000   Siemens AG                                      $  1,003,065        0.4%
(concluded)       --------------------------------------------------------------------------------------------------------------
                  Insurance                    11,500   Allianz AG (Registered Shares)                     2,557,179        1.1
                  --------------------------------------------------------------------------------------------------------------
                  Multi-Utilities &
                  Unregulated Power            39,000   E.On AG                                            2,036,867        0.9
                  --------------------------------------------------------------------------------------------------------------
                  Software                     10,700   SAP AG (Systeme, Anwendungen, Produkte
                                                        in der Datenverarbeitung)                          1,137,660        0.5
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Germany                      11,413,418        5.0
================================================================================================================================
Greece            Banks                        60,000   Alpha Credit Bank                                    877,868        0.4
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Greece                          877,868        0.4
================================================================================================================================
Ireland           Banks                       128,000   Allied Irish Banks PLC                             1,781,897        0.8
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Ireland                       1,781,897        0.8
================================================================================================================================
Italy             Automobiles                  82,000   Fiat SpA                                             980,641        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Banks                       785,000   Intesa BCI SpA                                     2,324,959        1.0
                                              625,000   Unicredito Italiano SpA                            2,791,221        1.2
                                                                                                        ------------      -----
                                                                                                           5,116,180        2.2
                  --------------------------------------------------------------------------------------------------------------
                  Oil & Gas                    58,000   ENI SpA                                              883,287        0.4
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Italy                         6,980,108        3.0
================================================================================================================================
Netherlands       Banks                        58,000   ABN AMRO Holding NV                                1,121,179        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Chemicals                    27,000   DSM NV                                             1,284,009        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Diversified Financials       42,000  +Fortis                                               949,623        0.4
                                               57,500   ING Groep NV                                       1,520,877        0.7
                                                                                                        ------------      -----
                                                                                                           2,470,500        1.1
                  --------------------------------------------------------------------------------------------------------------
                  Household Durables           59,000   Koninklijke (Royal) Philips Electronics NV         1,837,824        0.8
                  --------------------------------------------------------------------------------------------------------------
                  Oil & Gas                    40,500   Royal Dutch Petroleum Company                      2,266,565        1.0
                  --------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury   11,500   Gucci Group                                        1,142,135        0.5
                  Goods
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the Netherlands              10,122,212        4.4
================================================================================================================================
Norway            Energy Equipment &
                  Service                   1,600,000  +Kvaerner ASA 'A'                                   1,797,237        0.8
                  --------------------------------------------------------------------------------------------------------------
                  Food Products                58,000   Orkla ASA 'A'                                      1,147,361        0.5
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Norway                        2,944,598        1.3
================================================================================================================================
Spain             Banks                        42,500   Banco Popular Espanol SA                           1,864,279        0.8
                                              405,000   Banco Santander Central Hispano SA                 3,742,292        1.6
                                                                                                        ------------      -----
                                                                                                           5,606,571        2.4
                  --------------------------------------------------------------------------------------------------------------
                  Diversified                 295,000  +Telefonica SA                                      3,122,758        1.4
                  Telecommunication Services
                  --------------------------------------------------------------------------------------------------------------
                  Electric Utilities           64,000   Endesa SA                                            992,600        0.4
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Spain                         9,721,929        4.2
================================================================================================================================
Sweden            Commercial Services &        51,000   Securitas AB 'B'                                     968,795        0.4
                  Supplies
                  --------------------------------------------------------------------------------------------------------------
                  Insurance                   230,000   Skandia Forsakrings AB                             1,076,918        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Machinery                    43,000   Atlas Copco AB 'A'                                 1,028,761        0.5
                                               52,000   Volvo AB 'B'                                         966,434        0.4
                                                                                                        ------------      -----
                                                                                                           1,995,195        0.9
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Sweden                        4,040,908        1.8
================================================================================================================================
Switzerland       Banks                        82,000  +Credit Suisse Group                                3,027,636        1.3
                  --------------------------------------------------------------------------------------------------------------
                  Food Products                15,000   Nestle SA (Registered Shares)                      3,642,775        1.6
                  --------------------------------------------------------------------------------------------------------------
                  Insurance                    17,000   Swiss Re (Registered Shares)                       1,733,310        0.7
                  --------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals              64,500   Novartis AG (Registered Shares)                    2,770,520        1.2
                                               33,000   Roche Holding AG                                   2,648,551        1.2
                                                                                                        ------------      -----
                                                                                                           5,419,071        2.4
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Switzerland                  13,822,792        6.0
================================================================================================================================
Turkey            Index Related                11,000   MSCI Turkey OPALS 'B' (a)(c)                         667,260        0.3
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Turkey                          667,260        0.3
================================================================================================================================
United Kingdom    Aerospace & Defense         185,000   BAE Systems PLC                                    1,039,457        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Banks                       240,000   Barclays PLC                                       2,071,891        0.9
                                              105,000   HBOS PLC                                           1,270,570        0.6
                                              185,000   Lloyds TSB Group PLC                               2,003,121        0.9
                                               51,000   Northern Rock PLC                                    537,660        0.2
                                               91,000   Royal Bank of Scotland Group PLC                   2,649,709        1.1
                                                                                                        ------------      -----
                                                                                                           8,532,951        3.7
                  --------------------------------------------------------------------------------------------------------------
                  Beverages                   125,000   Diageo PLC                                         1,572,940        0.7
                  --------------------------------------------------------------------------------------------------------------
                  Commercial Services &       182,000   Hays PLC                                             440,730        0.2
                  Supplies
                  --------------------------------------------------------------------------------------------------------------
                  Construction Materials       43,000   RMC Group PLC                                        456,153        0.2
                  --------------------------------------------------------------------------------------------------------------
                  Containers & Packaging       62,000   Rexam PLC                                            430,912        0.2
                  --------------------------------------------------------------------------------------------------------------
                  Diversified                 165,000   BT Group PLC                                         676,602        0.3
                  Telecommunication           500,000   +mm02 PLC                                            310,930        0.1
                  Services                                                                              ------------      -----
                                                                                                             987,532        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Electric Utilities          283,000   British Energy PLC                                   711,192        0.3
                  --------------------------------------------------------------------------------------------------------------
                  Gas Utilities               450,000   Centrica PLC                                       1,369,555        0.6
                  --------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &      85,000   Nycomed Amersham PLC                                 774,216        0.3
                  Supplies
                  --------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &
                  Leisure                      84,000   J.D. Wetherspoon PLC                                 434,728        0.2
                  --------------------------------------------------------------------------------------------------------------


                                    18 & 19

                                  Merrill Lynch International Fund, May 31, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                  Mercury Master International Portfolio (continued)
                  ==============================================================================================================
EUROPE                                         Shares                                                                 Percent of
(concluded)       Industries                    Held                      Investments                        Value    Net Assets
================================================================================================================================
United Kingdom    IT Consulting & Services     85,000   Logica PLC                                      $    275,795        0.1%
(concluded)       --------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates    205,000   Shanks & McEwan Group PLC                            494,927        0.2
                  --------------------------------------------------------------------------------------------------------------
                  Insurance                   102,000   Prudential Corporation PLC                           994,727        0.4
                                              100,000   Royal & Sun Alliance Insurance Group PLC             428,718        0.2
                                                                                                        ------------     ------
                                                                                                           1,423,445        0.6
                  --------------------------------------------------------------------------------------------------------------
                  Media                        77,000   Pearson PLC                                          953,721        0.4
                                               64,000   Reuters Group PLC                                    436,853        0.2
                                               92,000   WPP Group PLC                                        958,455        0.4
                                                                                                        ------------     ------
                                                                                                           2,349,029        1.0
                  --------------------------------------------------------------------------------------------------------------
                  Metals & Mining             680,000  +Corus Group PLC                                      875,579        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Oil & Gas                   630,000   BP Amoco PLC                                       5,392,624        2.4
                                              203,000   Shell Transport & Trading Company                  1,574,257        0.7
                                                                                                        ------------     ------
                                                                                                           6,966,881        3.1
                  --------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals              30,000   AstraZeneca Group PLC                              1,319,514        0.6
                                              204,000   GlaxoSmithKline PLC                                4,190,839        1.8
                                                                                                        ------------     ------
                                                                                                           5,510,353        2.4
                  --------------------------------------------------------------------------------------------------------------
                  Real Estate                  72,000   The British Land Company PLC                         642,637        0.3
                  --------------------------------------------------------------------------------------------------------------
                  Specialty Retail            175,000   Kingfisher PLC                                       932,699        0.4
                                               46,000   Wolseley PLC                                         489,996        0.2
                                                                                                        ------------     ------
                                                                                                           1,422,695        0.6
                  --------------------------------------------------------------------------------------------------------------
                  Tobacco                      27,000   Imperial Tobacco Group PLC                           458,274        0.2
                  --------------------------------------------------------------------------------------------------------------
                  Transportation
                  Infrastructure               75,000   BAA PLC                                              674,901        0.3
                  --------------------------------------------------------------------------------------------------------------
                  Wireless                    600,000  +The Carphone Warehouse PLC                           658,440        0.3
                  Telecommunications        2,325,000   Vodafone Group PLC                                 3,512,494        1.5
                  Services                                                                              ------------     ------
                                                                                                           4,170,934        1.8
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the United Kingdom           42,015,816       18.3
================================================================================================================================
                                                        Total Investments in Europe
                                                        (Cost--$131,049,247)                             137,599,644       60.0
================================================================================================================================
LATIN AMERICA
================================================================================================================================
Brazil            Diversified                  21,000   Telecomunicacoes Brasileiras SA-Telebras
                  Telecommunication Services            (Preferred Block) (ADR)*                             613,410        0.3
                  --------------------------------------------------------------------------------------------------------------
                  Index Related                44,303   iShares MSCI Brazil (Free) Index Fund                535,623        0.2
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Brazil                        1,149,033        0.5
================================================================================================================================
Mexico            Beverages                    15,000   Panamerican Beverages, Inc. 'A'
                                                        (US Registered Shares)                               272,100        0.1
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Mexico                          272,100        0.1
================================================================================================================================
                                                        Total Investments in Latin America
                                                        (Cost--$1,494,514)                                  1,421,133        0.6
================================================================================================================================
NORTH AMERICA
================================================================================================================================
Canada            Oil & Gas                    90,000  +Inco Limited                                       2,046,793        0.9
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in North America
                                                        (Cost--$2,030,790)                                 2,046,793        0.9
================================================================================================================================
PACIFIC
BASIN/ASIA
================================================================================================================================
Australia         Airlines                    430,000   Qantas Airways Limited                             1,112,443        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Containers & Packaging      238,000   Amcor Limited                                      1,219,323        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Health Care Providers &     350,000   Sonic Healthcare Limited                           1,050,116        0.5
                  Services
                  --------------------------------------------------------------------------------------------------------------
                  Media                       490,000   John Fairfax Holdings Limited                        990,279        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Metals & Mining           1,000,000  +Lihir Gold Limited                                   877,455        0.4
                                            1,500,000   M.I.M. Holdings Limited                            1,027,472        0.4
                                              150,000   WMC Limited                                          821,128        0.4
                                                                                                        ------------     ------
                                                                                                           2,726,055        1.2
                  --------------------------------------------------------------------------------------------------------------
                  Multiline Retail            215,000   Coles Myer Limited                                   808,164        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Real Estate                 153,000   Lend Lease Corporation Limited                       894,715        0.4
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Australia                     8,801,095        3.9
================================================================================================================================
China             Wireless                    373,000  +China Mobile (Hong Kong) Limited                   1,178,791        0.5
                  Telecommunications           17,000  +China Mobile (Hong Kong) Limited (ADR)*              267,750        0.1
                  Services
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in China                         1,446,541        0.6
================================================================================================================================
Hong Kong         Banks                       190,000   HSBC Holdings PLC                                  2,363,068        1.1
                  --------------------------------------------------------------------------------------------------------------
                  Electrical Equipment        720,000   Johnson Electric Holdings Limited                    987,705        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates    220,000   Citic Pacific Limited                                497,827        0.2
                  --------------------------------------------------------------------------------------------------------------
                  Real Estate                 145,000   Cheung Kong (Holdings) Ltd.                        1,343,126        0.6
                                              140,000   Sun Hung Kai Properties Ltd.                       1,099,373        0.5
                                                                                                        ------------     ------
                                                                                                           2,442,499        1.1
                  --------------------------------------------------------------------------------------------------------------
                  Specialty Retail            900,000   Giordano International Limited                       533,661        0.2
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Hong Kong                     6,824,760        3.0
================================================================================================================================
India             Closed End Investment Fund   23,000   India Fund                                           219,650        0.1
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in India                           219,650        0.1
================================================================================================================================
Indonesia         Diversified                  55,000   PT Telekomunikasi Indonesia (ADR)*                   504,900        0.2
                  Telecommunication Services
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Indonesia                       504,900        0.2
================================================================================================================================
Japan             Air Freight & Logistics      98,000   Yamato Transport Co., Ltd.                         1,934,652        0.8
                  --------------------------------------------------------------------------------------------------------------
                  Automobiles                  68,000   Fuji Heavy Industries, Ltd.                          327,658        0.1
                                               94,000   Nissan Motor Co., Ltd.                               667,290        0.3
                                               83,000   Toyota Motor Corporation                           2,267,193        1.0
                                                                                                        ------------     ------
                                                                                                           3,262,141        1.4
                  --------------------------------------------------------------------------------------------------------------


                                    20 & 21

                                  Merrill Lynch International Fund, May 31, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                  Mercury Master International Portfolio (continued)
                  ==============================================================================================================
PACIFIC
BASIN/ASIA                                     Shares                                                                 Percent of
(continued)       Industries                    Held                      Investments                        Value    Net Assets
================================================================================================================================
Japan             Banks                       163,000   The Gunma Bank Ltd.                             $    711,865        0.3%
(concluded)       --------------------------------------------------------------------------------------------------------------
                  Beverages                   127,000   Asahi Breweries Limited                            1,210,596        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Chemicals                   239,000   Asahi Chemical Industry Co., Ltd.                    880,085        0.4
                                              149,000   Kaneka Corporation                                 1,020,507        0.5
                                               36,000   Shin-Etsu Chemical Co., Ltd.                       1,450,385        0.6
                                              403,000   +Showa Denko K.K                                     711,148        0.3
                                                                                                        ------------     ------
                                                                                                           4,062,125        1.8
                  --------------------------------------------------------------------------------------------------------------
                  Commercial Services &        38,100   Sanix Incorporated                                 1,083,703        0.5
                  Supplies
                  --------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals     200,000  +Toshiba Corporation                                  846,058        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Diversified Financials       35,000   Promise Co., Ltd.                                  1,940,292        0.8
                                              265,000   The Sumitomo Trust and Banking Co., Ltd.           1,488,296        0.7
                                               25,630   Takefuji Corporation                               1,749,213        0.8
                                                                                                        ------------     ------
                                                                                                           5,177,801        2.3
                  --------------------------------------------------------------------------------------------------------------
                  Diversified                     209   Nippon Telegraph & Telephone
                  Telecommunication Services            Corporation (NTT)                                    954,861        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &      231,000   Hitachi Ltd.                                       1,749,648        0.8
                  Instruments
                  --------------------------------------------------------------------------------------------------------------
                  Food & Drug Retailing        70,400   Lawson Inc.                                        2,212,320        1.0
                  --------------------------------------------------------------------------------------------------------------
                  Food Products                65,500   Katokichi Co., Ltd.                                1,208,614        0.5
                                              108,000   Nisshin Flour Milling Co., Ltd.                      789,299        0.4
                                                                                                        ------------     ------
                                                                                                           1,997,913        0.9
                  --------------------------------------------------------------------------------------------------------------
                  Gas Utilities               424,000   Osaka Gas Co.                                      1,038,604        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Health Care Providers &      61,000   Suzuken Co., Ltd.                                  1,449,982        0.6
                  Services
                  --------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants &
                  Leisure                      12,700   Oriental Land Co., Ltd                               868,805        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Household Durables           96,000   Sharp Corporation                                  1,243,076        0.5
                                               11,500   Sony Corporation                                     667,177        0.3
                                                                                                        ------------     ------
                                                                                                           1,910,253        0.8
                  --------------------------------------------------------------------------------------------------------------
                  Household Products           65,000   Kao Corporation                                    1,521,494        0.7
                  --------------------------------------------------------------------------------------------------------------
                  Insurance                   194,000   The Fuji Fire and Marine Insurance
                                                        Company, Limited                                     326,707        0.2
                                                   89  +Millea Holdings, Inc.                                767,334        0.3
                                                                                                        ------------     ------
                                                                                                           1,094,041        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Internet Software &          56,900   Matsui Securities Co., Ltd.                          780,338        0.3
                  Services
                  --------------------------------------------------------------------------------------------------------------
                  Leisure Equipment &          56,000   Fuji Photo Film                                    1,759,800        0.8
                  Products
                  --------------------------------------------------------------------------------------------------------------
                  Machinery                   107,000   Amada Co., Ltd.                                      574,207        0.3
                                               98,000   Tsubakimoto Chain Co.                                304,017        0.1
                                                                                                        ------------     ------
                                                                                                             878,224        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Media                           569  +SKY Perfect Communications Inc.                      563,934        0.3
                                               91,000   Toppan Printing Co., Ltd.                          1,014,818        0.4
                                                                                                        ------------     ------
                                                                                                           1,578,752        0.7
                  --------------------------------------------------------------------------------------------------------------
                  Multiline Retail             81,600   Marui Co., Ltd.                                    1,122,366        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Office Electronics           45,000   Canon, Inc.                                        1,733,210        0.7
                  --------------------------------------------------------------------------------------------------------------
                  Oil & Gas                   144,000   TonenGeneral Sekiyu K.K                            1,238,048        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products          98   Nippon Unipac Holding                                552,758        0.2
                  --------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals              24,000   Fujisawa Pharmaceutical Co., Ltd.                    603,360        0.3
                                               42,000   Takeda Chemical Industries, Ltd.                   1,891,785        0.8
                                                                                                        ------------     ------
                                                                                                           2,495,145        1.1
                  --------------------------------------------------------------------------------------------------------------
                  Real Estate                  16,600   Goldcrest Co., Ltd.                                  520,317        0.2
                                              166,000   Mitsubishi Estate Company, Limited                 1,471,335        0.7
                                                                                                        ------------     ------
                                                                                                           1,991,652        0.9
                  --------------------------------------------------------------------------------------------------------------
                  Road & Rail                 247,000   Keisei Electric Railway Co., Ltd.                    839,886        0.4
                  --------------------------------------------------------------------------------------------------------------
                  Semiconductor Equipment &     6,600   Rohm Company Ltd.                                    972,145        0.4
                  Products
                  --------------------------------------------------------------------------------------------------------------
                  Software                     29,500   Square Co., Ltd.                                     641,795        0.3
                  --------------------------------------------------------------------------------------------------------------
                  Specialty Retail             40,900   Homac Corp.                                          339,117        0.1
                  --------------------------------------------------------------------------------------------------------------
                  Trading Companies &         197,000   Mitsubishi Corporation                             1,504,823        0.7
                  Distributors
                  --------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunications     204   DDI Corporation                                      726,546        0.3
                  Services                        695   NTT DoCoMo, Inc.                                   1,881,632        0.8
                                                                                                        ------------     ------
                                                                                                           2,608,178        1.1
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Japan                        54,123,099       23.6
================================================================================================================================
Malaysia          Index Related                84,000   iShares MSCI Malaysia                                498,120        0.2
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Malaysia                        498,120        0.2
================================================================================================================================
New Zealand       Paper & Forest Products     600,000   Carter Holt Harvey Limited                           577,674        0.3
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in New Zealand                     577,674        0.3
================================================================================================================================
Singapore         Diversified Financials      240,000   United Overseas Bank Ltd.                          1,974,369        0.9
                  --------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates    400,000   Sembcorp Industries Limited                          317,869        0.1
                                              118,000   Sembcorp Industries Limited
                                                        (Warrants) (b)                                             1        0.0
                                                                                                        ------------     ------
                                                                                                             317,870        0.1
                  --------------------------------------------------------------------------------------------------------------
                  Media                        67,000   Singapore Press Holdings Ltd.                        783,648        0.3
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Singapore                     3,075,887        1.3
================================================================================================================================
South Korea       Banks                        19,135   Kookmin Bank (ADR)*                                  988,705        0.5
                                              102,167  +Koram Bank (GDR)**                                   996,128        0.4
                                                                                                        ------------     ------
                                                                                                           1,984,833        0.9
                  --------------------------------------------------------------------------------------------------------------


                                    22 & 23

                                  Merrill Lynch International Fund, May 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                  Mercury Master International Portfolio (concluded)
                  ==============================================================================================================
PACIFIC

BASIS/ASIA                                     Shares                                                                 Percent of
(concluded)       Industries                    Held                      Investments                        Value    Net Assets
================================================================================================================================
South Korea       Diversified Financials       18,000  +Samsung Securities Company Ltd.                 $    571,032        0.2%
(concluded)       --------------------------------------------------------------------------------------------------------------
                  Electric Utilities           95,000   Korea Electric Power Corporation (ADR)*            1,095,350        0.5
                  --------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &        4,200   Samsung Electronics (GDR) (a)**                      592,620        0.3
                  Instruments
                  --------------------------------------------------------------------------------------------------------------
                  Metals & Mining              43,000   POSCO (ADR)*                                       1,214,750        0.5
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in South Korea                   5,458,585        2.4
================================================================================================================================
Taiwan            Semiconductor Equipment &    58,000  +Taiwan Semiconductor Manufacturing
                  Products                              Company Ltd. (ADR)*                                  961,640        0.4
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Taiwan                          961,640        0.4
================================================================================================================================
Thailand          Banks                       750,000  +Bangkok Bank Public Company Limited 'Foreign'      1,310,817        0.6
                  --------------------------------------------------------------------------------------------------------------
                  Building Products            25,000   The Siam Cement Public Company Limited               560,935        0.3
                  --------------------------------------------------------------------------------------------------------------
                  Index Related                22,000   MSCI Thailand OPALS (c)                            1,469,600        0.6
                  --------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Thailand                      3,341,352        1.5
================================================================================================================================
                                                        Total Investments in the Pacific Basin/Asia
                                                        (Cost--$82,730,062)                               85,833,303       37.5
================================================================================================================================
                  Total Investments (Cost--$217,304,613)                                                 226,900,873        99.0
                  Variation Margin on Financial Futures Contracts***                                           2,612         0.0
                  Other Assets Less Liabilities                                                            2,222,153         1.0
                                                                                                        ------------       ------
                  Net Assets                                                                            $229,125,638       100.0%
                                                                                                        ============       ======
=================================================================================================================================

  *   American Depositary Receipts (ADR).
 **   Global Depositary Receipts (GDR).
***   Financial futures contracts purchased as of May 31, 2002 were as follows:

-------------------------------------------------------------------------------
Number of                               Expiration
Contracts     Issue        Exchange        Date                 Value
-------------------------------------------------------------------------------
  27       Taiwan MSCI       SIMEX       June 2002           $   684,180
-------------------------------------------------------------------------------

Total Financial Futures Contracts Purchased
(Total Contract Price--$672,300)                             $   684,180
                                                             ===========
-------------------------------------------------------------------------------

Financial futures contracts sold as of May 31, 2002 were as follows:
-------------------------------------------------------------------------------
Number of                               Expiration
Contracts     Issue        Exchange        Date                 Value
-------------------------------------------------------------------------------

  35     All Ordinaries       SFE        June 2002           $ 1,663,838
-------------------------------------------------------------------------------

Total Financial Futures Contracts Sold
(Total Contract Price--$1,697,592)                           $ 1,663,838
                                                             ===========
-------------------------------------------------------------------------------


(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(c) Optimized Portfolio As Listed Securities (OPALS) are investments that are exchange quoted and provide an equivalent investment exposure to that of the specific Morgan Stanley Capital International (MSCI) country index.
+     Non-income producing security.

See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES

MERCURY MASTER
INTERNATIONAL
PORTFOLIO      As of May 31, 2002
================================================================================================================
Assets:        Investments, at value (including securities loaned of $7,933,377)
               (identified cost--$217,304,613) ...................................                  $226,900,873
               Investments held as collateral for loaned securities, at value ....                     8,375,050
               Cash on deposit for financial futures contracts ...................                       179,118
               Receivables:
                 Securities sold .................................................   $  8,184,981
                 Dividends .......................................................      1,830,305
                 Contributions ...................................................        109,599
                 Loaned securities income ........................................         27,140
                 Variation margin ................................................          2,612     10,154,637
                                                                                     ------------
               Prepaid expenses and other assets .................................                        11,640
                                                                                                    ------------
               Total assets ......................................................                   245,621,318
                                                                                                    ------------
================================================================================================================
Liabilities:   Collateral on securities loaned, at value .........................                     8,375,050
               Payables:
                 Securities purchased ............................................      5,788,693
                 Custodian bank ..................................................      1,277,297
                 Withdrawals .....................................................        794,245
                 Investment adviser ..............................................        133,480      7,993,715
                                                                                     ------------
               Accrued expenses ..................................................                       126,915
                                                                                                    ------------
               Total liabilities .................................................                    16,495,680
                                                                                                    ------------
================================================================================================================
Net Assets:    Net assets ........................................................                  $229,125,638
                                                                                                    ============
================================================================================================================
Net Assets     Investors' capital ................................................                  $219,454,272
Consist of:    Unrealized appreciation on investments and foreign currency
               transactions--net .................................................                     9,671,366
                                                                                                    ------------
               Net assets ........................................................                  $229,125,638
                                                                                                    ============
================================================================================================================

See Notes to Financial Statements.


                                    24 & 25

                                  Merrill Lynch International Fund, May 31, 2002

STATEMENT OF OPERATIONS

MERCURY MASTER
INTERNATIONAL
PORTFOLIO            For the Year Ended May 31, 2002
============================================================================================================================
Investment Income:   Dividends (net of $620,114 foreign withholding tax) ..................                    $   4,877,989
                     Interest .............................................................                          145,317
                     Securities lending--net ..............................................                           39,238
                                                                                                               -------------
                     Total income .........................................................                        5,062,544
                                                                                                               -------------
============================================================================================================================
Expenses:            Investment advisory fees .............................................   $   2,048,171
                     Custodian fees .......................................................         238,304
                     Accounting services ..................................................         154,783
                     Professional fees ....................................................          66,294
                     Trustees' fees and expenses ..........................................          27,868
                     Pricing fees .........................................................           8,530
                     Printing and shareholder reports .....................................           4,035
                     Other ................................................................          14,293
                                                                                              -------------
                     Total expenses .......................................................                        2,562,278
                                                                                                               -------------
                     Investment income--net ...............................................                        2,500,266
                                                                                                               -------------
============================================================================================================================
Realized & Unreal-   Realized gain (loss) from:
ized Gain (Loss) on    Investments--net ...................................................     (49,700,797)
Investments &          Foreign currency transactions--net .................................       1,225,957      (48,474,840)
Foreign Currency     Change in unrealized appreciation/depreciation on:                       -------------    -------------
Transactions Net:    Investments--net .....................................................       9,170,028
                       Foreign currency transactions--net .................................         149,828        9,319,856
                                                                                              -------------    -------------
                     Total realized and unrealized loss on investments
                     and foreign currency transactions--net ...............................                      (39,154,984)
                                                                                                               -------------
                     Net Decrease in Net Assets Resulting from Operations .................                    $ (36,654,718)
                                                                                                               =============
============================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Year Ended
MERCURY MASTER                                                                                              May 31,
INTERNATIONAL                                                                                 -------------------------------
PORTFOLIO            Decrease in Net Assets:                                                       2002             2001
=============================================================================================================================
Operations:          Investment income--net ...............................................   $   2,500,266    $   3,138,051
                     Realized loss on investments and foreign currency transactions--net ..     (48,474,840)     (48,951,712)
                     Change in unrealized appreciation/depreciation on investments
                     and foreign currency transactions--net ...............................       9,319,856      (47,916,261)
                                                                                              -------------    -------------
                     Net decrease in net assets resulting from operations .................     (36,654,718)     (93,729,922)
                                                                                              -------------    -------------
=============================================================================================================================
Capital
Transactions:        Proceeds from contributions ..........................................     113,784,649      124,554,575
                     Fair value of withdrawals ............................................    (214,723,946)    (198,687,516)
                                                                                              -------------    -------------
                     Net decrease in net assets derived from capital transactions .........    (100,939,297)     (74,132,941)
                                                                                              -------------    -------------
=============================================================================================================================
Net Assets:          Total decrease in net assets .........................................    (137,594,015)    (167,862,863)
                     Beginning of year ....................................................     366,719,653      534,582,516
                                                                                              -------------    -------------
                        End of year .......................................................   $ 229,125,638    $ 366,719,653
                                                                                              =============    =============
=============================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                    For the
MERCURY MASTER                                                                                                      Period
INTERNATIONAL                                                                                For the                Oct. 30,
PORTFOLIO                                                                               Year Ended May 31,          1998+ to
                    The following ratios have been derived from information     ---------------------------------    May 31,
                    provided in the financial statements.                         2002         2001        2000       1999
=============================================================================================================================
Total Investment                                                                  (9.27%)          --          --          --
Return:                                                                         ========     ========    ========    ========
=============================================================================================================================
Ratios to Average   Expenses ...............................................        .94%         .89%        .84%        .95%*
Net Assets:                                                                     ========     ========    ========    ========
                    Investment income--net .................................        .92%         .68%        .67%       1.76%*
                                                                                ========     ========    ========    ========
=============================================================================================================================
Supplemental        Net assets, end of period (in thousands)................    $229,126     $366,720    $534,583    $345,374
Data:                                                                           ========     ========    ========    ========
                    Portfolio turnover .....................................     140.65%       88.01%      63.03%      24.19%
                                                                                ========     ========    ========    ========
=============================================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                                    26 & 27

                                  Merrill Lynch International Fund, May 31, 2002

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER
INTERNATIONAL
PORTFOLIO

1. Significant Accounting Policies:

Mercury Master International Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Custodian bank--The Portfolio recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of audible cash.

(g) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


                                    28 & 29

                                  Merrill Lynch International Fund, May 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERCURY MASTER
INTERNATIONAL
PORTFOLIO

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers International Limited ("MLIMIL"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLIMIL is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the following annual rates: .75% of the Portfolio's average daily net assets not exceeding $500 million and .70% of average daily net assets in excess of $500 million. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. MLIMIL has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that MLIMIL actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of May 31, 2002, the Portfolio lent securities with a value of $2,304,570 to MLPF&S. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of MLIMIL, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by MLIMIL or its affiliates. As of May 31, 2002, cash collateral of $8,375,050 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended May 31, 2002, QA Advisors received $647 in securities lending agent fees.

In addition, MLPF&S received $24,906 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended May 31, 2002.

For the year ended May 31, 2002, the Portfolio reimbursed MLIMIL $16,518 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., MLIMIL, FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2002 were $378,773,233 and $450,773,153, respectively.

Net realized gains (losses) for the year ended May 31, 2002 and net unrealized gains as of May 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                     Realized        Unrealized
                                                   Gains (Losses)      Gains
--------------------------------------------------------------------------------
Long-term investments .........................    $(51,208,366)    $  9,596,260
Options purchased .............................        (260,304)              --
Financial futures contracts ...................       1,767,873           45,634
Forward foreign exchange contracts ............         804,727               --
Foreign currency transactions .................         421,230           29,472
                                                   ------------     ------------
Total .........................................    $(48,474,840)    $  9,671,366
                                                   ============     ============
--------------------------------------------------------------------------------

As of May 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $4,127,897, of which $20,012,648 related to appreciated securities and $15,884,751 related to depreciated securities. At May 31, 2002, the aggregate cost of investments for Federal income tax purposes was $222,772,976.

4. Commitments:

At May 31, 2002, the Portfolio had entered into foreign exchange contracts, under which it had agreed to purchase and sell various foreign currencies with approximate values of $591,000 and $3,654,000, respectively.

5. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by MLIMIL and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the year ended May 31, 2002.


                                    30 & 31

                                  Merrill Lynch International Fund, May 31, 2002

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors
Mercury Master International Portfolio
(One of the Series constituting Mercury Master Trust):

We have audited the accompanying statement of assets and liabilities of Mercury Master International Portfolio, including the schedule of investments, as of May 31, 2002, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Master International Portfolio as of May 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
July 12, 2002

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                      Number of
                                                                                                   Portfolios in         Other
                                            Position(s)   Length                                     Fund Complex    Directorships
                                               Held       of Time  Principal Occupation(s)           Overseen by        Held by
Name                   Address & Age        with Fund     Served   During Past 5 Years             Director/Trustee Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
             Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*    800 Scudders Mill Road   President    1999 to   Chairman, Americas Region         127 Funds            None
                   Plainsboro, NJ 08536     and          present   since 2001, and Executive       184 Portfolios
                   Age: 61                  Director/              Vice President since 1983 of
                                            Trustee                Fund Asset Management, L.P.
                                                                   ("FAM") and Merrill Lynch
                                                                   Investment Managers, L.P.
                                                                   ("MLIM"); President of
                                                                   Merrill Lynch Mutual Funds
                                                                   since 1999; President of FAM
                                                                   Distributors, Inc. ("FAMD")
                                                                   since 1986 and Director
                                                                   thereof since 1991; Executive
                                                                   Vice President and Director
                                                                   of Princeton Services, Inc.
                                                                   ("Princeton Services") since
                                                                   1993; President of Princeton
                                                                   Administrators, L.P. since
                                                                   1988; Director of Financial
                                                                   Data Services, Inc. since
                                                                   1985.
                  ==================================================================================================================
                  * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and
                    Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton
                    Services; and President of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited.
                    Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.
                  ==================================================================================================================


                                    32 & 33

                                  Merrill Lynch International Fund, May 31, 2002

OFFICERS AND DIRECTORS/TRUSTEES (concluded)

                                                                                                          Number of       Other
                                                                                                       Portfolios in   Directorships
                                            Position(s)  Length                                         Fund Complex      Held by
                                               Held      of Time   Principal Occupation(s)              Overseen by      Director/
Name                   Address & Age        with Fund    Served*   During Past 5 Years                Director/Trustee    Trustee
------------------------------------------------------------------------------------------------------------------------------------
             Interested Directors/Trustees
------------------------------------------------------------------------------------------------------------------------------------
David O. Beim      410 Uris Hall            Director/    1998 to   Professor of Finance and               16 Funds      Outward
                   Columbia University      Trustee      present   Economics at the Columbia            8 Portfolios    Bound USA
                   New York, NY 10027                              University Graduate School of                        and Wave
                   Age: 61                                         Business since 1991.                                 Hill, Inc.
====================================================================================================================================
James T. Flynn     340 East 72nd Street     Director/    1996 to   Retired.                               16 Funds      None
                   New York, NY 10021       Trustee      present                                        8 Portfolios
                   Age: 62
====================================================================================================================================
W. Carl Kester     Harvard Business School  Director/    1998 to   Industrial Bank of Japan                16 Funds     Adept Inc.
                   Morgan Hall 393          Trustee      present   Professor of Finance, Senior         8 Portfolios    and
                   Soldiers Field                                  Associate Dean and Chairman                          Security
                   Boston, MA 02163                                of the MBA Program of Harvard                        Leasing
                   Age: 49                                         University Graduate School of                        Partners
                                                                   Business Administration since
                                                                   1999; James R. Williston
                                                                   Professor of Business
                                                                   Administration of Harvard
                                                                   University Graduate School of
                                                                   Business from 1997 to 1999.
====================================================================================================================================
Karen P. Robards   Robards & Company        Director/    1998 to   President, Robards & Company.           16 Funds     Enable
                   173 Riverside Drive      Trustee      present                                        8 Portfolios    Medical
                   New York, NY 10024                                                                                   Corp. and
                   Age: 51                                                                                              AtriCure
                                                                                                                        Inc.
                  ==================================================================================================================
                  * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
                                            Position(s)  Length
                                              Held       of Time
Name                   Address & Age        with Fund    Served*           Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
             Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke    P.O. Box 9011             Vice        1998 to        First Vice President of FAM and MLIM since 1997 and
                   Princeton, NJ 08543-9011  President   present        Treasurer thereof since 1999; Senior Vice
                   Age: 41                   and         and 1999       President and Treasurer of Princeton Services since
                                             Treasurer   to present     1999; Vice President of FAMD since 1999; Vice
                                                                        President of FAM and MLIM from 1990 to 1997; Director
                                                                        of Taxation of MLIM since 1990.
====================================================================================================================================
Peter John Gibbs   33 King William Street    Senior      1998 to        Chairman and Chief Executive Officer of Merrill Lynch
                   London, EC4R 9AS          Vice        present        International since 1998; Director of Mercury Asset
                   England                   President                  Management International Channel Islands Ltd. since
                   Age: 43                                              1997.
====================================================================================================================================
Susan B. Baker     P.O. Box 9011             Secretary   2002 to        Director (Legal Advisory) of the Manager since 1999;
                   Princeton, NJ 08543-9011              present        Vice President of the Manager from 1993 to 1999;
                   Age: 44                                              attorney associated with the Manager since 1987.
                  ==================================================================================================================
                  * Officers of the Fund serve at the pleasure of the Board of Directors/Trustees.
====================================================================================================================================
                   Custodian                       Transfer Agent

                   Brown Brothers Harriman & Co.   Financial Data Services, Inc.  Further information about the Fund's Officers
                   40 Water Street                 4800 Deer Lake Drive East      and Directors/Trustees is available in the Fund's
                   Boston, MA 02109-3661           Jacksonville, FL 32246-6484    Statement of Additional Information, which can be
                                                   800-637-3863                   obtained without charge by calling 1-800-MER-FUND.


                                    34 & 35

[LOGO] Merrill Lynch  Investment Managers

                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch International Fund
of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper            #MLINTL--5/02